Related Party Transactions	12 Months Ended
Mar. 31, 2012
Related Party Transactions:
Related Party Transactions

(20)	Related Party Transactions

Certain directors, executive officers and companies with which they are affiliated are customers of, and have banking transactions with, the Bank in the ordinary course of business. These loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable arms-length transactions.

A summary of loan transactions with directors, including their affiliates, and executive officers follows:

	For the Years Ended March 31,
	2012	2011	2010
Balance, Beginning of Year	$356,345	$460,115	$1,274,769
New Loans	9,270	43,620	65,933
Less Loan Payments	48,805	147,390	880,587
Balance, End of Year	$316,810	$356,345	$460,115

Loans to all employees, officers, and directors of the Company, in the aggregate constituted approximately 4.9% and 5.1% of the Company’s total shareholders' equity at March 31, 2012 and 2011, respectively.  At March 31, 2012 and 2011, deposits from executive officers and directors of the Bank and Company and their related interests in the aggregate approximated $6.3 million and $4.5 million, respectively.

The Company leased office space from two related parties during the year ended March 31, 2012. The first lease is with a company in which a director and an officer of the Company and the Bank have an ownership interest.  The Company incurred expenses of $76,000, $74,000, and $73,000 for rent for the years ended March 31, 2012, 2011, and 2010, respectively, related to this lease.  The Company also leased office space from another officer during the year.  On this lease, the Company incurred rent expense of $6,900 during the year ended March 31, 2012 and $41,400 per year during each of the years ended March 31, 2011 and 2010, respectively. This lease was terminated during the 2012 fiscal year.  Management is of the opinion that the transactions with respect to office rent are made on terms that are comparable to those which would be made with unaffiliated persons.